Shareholder Report, Holdings (Details) - BNY Mellon Balanced Opportunity Fund	May 31, 2024
Class A | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Class A | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class A | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class A | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Class A | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class A | Government
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class A | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class A | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class A | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class A | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class A | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class A | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class A | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class A | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class A | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class A | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class A | Equity Securities - Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	58.50%
Class C | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Class C | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class C | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class C | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class C | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Class C | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class C | Government
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class C | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class C | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class C | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class C | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class C | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class C | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class C | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class C | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class C | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class C | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class C | Equity Securities - Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	58.50%
Class I | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Class I | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class I | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class I | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Class I | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class I | Government
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class I | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class I | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class I | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class I | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class I | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class I | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class I | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class I | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class I | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class I | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class I | Equity Securities - Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	58.50%
Class J | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Class J | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class J | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class J | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class J | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class J | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class J | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Class J | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class J | Government
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class J | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class J | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class J | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class J | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class J | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class J | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class J | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class J | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class J | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class J | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class J | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class J | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class J | Equity Securities - Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	58.50%
Class Y | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Class Y | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Y | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class Y | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class Y | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class Y | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class Y | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Class Y | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class Y | Government
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class Y | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class Y | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class Y | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class Y | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class Y | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class Y | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class Y | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Y | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class Y | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class Y | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class Y | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class Y | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class Y | Equity Securities - Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	58.50%
Class Z | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Class Z | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Z | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class Z | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class Z | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class Z | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class Z | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Class Z | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class Z | Government
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class Z | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Class Z | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class Z | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class Z | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class Z | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class Z | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class Z | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Z | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class Z | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class Z | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Class Z | U.S. Government Agencies Mortgage-Backed
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class Z | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class Z | Equity Securities - Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	58.50%